Significant event and subsequent event	12 Months Ended
Mar. 31, 2026
Significant Event And Subsequent Event
Significant event and subsequent event

35.	Significant event and subsequent event

Significant event during the financial year

During the current financial year, on June 24, 2025, the Group signed a Novation and Debt Capitalisation Agreement with each of the following directors:

(i)	Dr Tham Seng Kong to capitalise 50% of amount owing to him as at March 31, 2025 amounting to USD2,917,163.50 to equity; and

(ii)	Chew Yoke Ling to capitalise 100% of amount owing to her as at 31 March 31, 2025 amounting to USD137,930 to equity.

The capitalization was aimed to improve the Group’s capital structure by reducing its current liabilities and strengthening its shareholders’ equity. The capitalization was completed during the financial year.

Subsequent event

Subsequent to the financial year end, on July 15, 2026, the Group has signed loan agreement with a director to defer all amount owing to him over a period of two years.